BANK AND OTHER BORROWINGS (Details Narrative)								1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 11, 2023 CNY (¥)	Jul. 21, 2022 USD ($)	Jul. 13, 2022 USD ($)	Jul. 08, 2022 USD ($)	May 31, 2022 USD ($)	May 28, 2022 USD ($)	Dec. 11, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 11, 2023 USD ($)	Jul. 21, 2022 CNY (¥)	Jul. 13, 2022 CNY (¥)	Jul. 08, 2022 CNY (¥)	May 31, 2022 CNY (¥)	May 28, 2022 CNY (¥)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest rate description		interest at 12.6%	interest at 14.4%	interest at 14.4%
Maturity date		Jul. 21, 2024	Jul. 13, 2024	Jul. 08, 2024
Interest expense											$ 9,292	$ 5,825	$ 31,444	$ 17,816
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount	¥ 465,000				$ 149,000					$ 139,000					$ 68,000				¥ 1,000,000					¥ 910,000
Interest rate description	interest at 4.00%				interest at 4.45%					interest at 4.10%
Maturity date	Feb. 11, 2024				May 26, 2023					Aug. 07, 2023
Interest rate										4.10%
Huaneng Guicheng Trust Co., Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 24,000				$ 115,000										161,000				¥ 750,000
Interest rate description					interest at 11.34%				interest at the base Loan Prime Rate of 3.85% plus 8.75%
Maturity date					May 21, 2024				Dec. 21, 2022
Shenzhen Qianhai Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 24,000	$ 10,000	$ 79,000	$ 79,000											¥ 161,000	¥ 69,000	¥ 500,750	¥ 500,000
Interest rate description					interest at 11.34%	interest at 11.34%	interest at 10.71%	interest at 3.6%
Maturity date					May 21, 2024	May 21, 2024		Dec. 11, 2021
Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount			$ 23,000	$ 15,000													¥ 153,000	¥ 99,000
Guangdong Nanyue Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount			$ 53,000	$ 34,000													357,000	231,000
Interest rate description			interest at 14.4%	interest at 14.4%
Maturity date			Jul. 13, 2024	Jul. 08, 2024
Huaneng Guicheng [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 57,000														¥ 380,000
Interest rate description		interest at 12.6%
Maturity date		Jul. 21, 2024
We Bank [Member]
Line of Credit Facility [Line Items]
Principal amount			$ 23,000	$ 15,000		$ 10,000	$ 79,000	$ 79,000									¥ 153,000	¥ 99,000		¥ 69,000	¥ 500,750	¥ 500,000
Interest rate description			interest at 14.4%	interest at 14.4%		interest at 11.34%	interest at 10.71%	interest at 3.6%
Maturity date			Jul. 13, 2024	Jul. 08, 2024		May 21, 2024	Dec. 21, 2023	Dec. 11, 2021